Other termed debts (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Total of extended disability benefits	$ 36,152	$ 45,584
Less: amount representing interest	(3,316)	(5,165)
Present value of disability benefits	32,836	40,418
Less: current portion	(7,970)	(7,582)
Long-term portion	24,866	32,836
Total minimum long term debt, capital lease & extended disability payments	73,343	107,361
Less: current portion	(32,654)	(41,559)
Long-term portion	$ 40,689	$ 65,802